DLA Piper LLP (US)
4141 Parklake Avenue, Suite 300
Raleigh, North Carolina 27612-2350
www.dlapiper.com

Laura Sirianni
laura.sirianni@dlapiper.com
T 919.786.2025
F 919.786.2225

September 30, 2013

Via EDGAR and Courier

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E., Mail Stop 3010 CF/AD8

Washington, DC 20549

Attn: Jerard Gibson, Attorney-Advisor

Re:	Resource Real Estate Opportunity REIT II, Inc.
Amendment No. 1 to Registration Statement on Form S-11
Filed September 30, 2013
File No. 333-184476

Dear Mr. Gibson:

On behalf of our client, Resource Real Estate Opportunity REIT II, Inc. (“we,” “us” or the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, please find attached for filing with the Securities and Exchange Commission (the “SEC”) via EDGAR, a complete copy of Amendment No. 1 to the above-referenced Registration Statement on Form S-11 (“Amendment No. 1”).

Amendment No. 1 includes revisions in response to the comment letter from the staff of the SEC’s Division of Corporation Finance (the “Staff”) to Alan F. Feldman, Chief Executive Officer of the Company, dated November 13, 2012 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

For the Staff’s convenience, the Company is providing the Staff with four clean copies of Amendment No. 1 along with four additional copies marked to show changes from the Company’s initial filing on Form S-11 on October 17, 2012, together with copies of this response letter as filed with the SEC. The page numbers included in our responses refer to the clean, unmarked courtesy copies of Amendment No. 1.

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: To date, we have not prepared any written communications to be used in reliance on Section

Mr. Jerard Gibson

September 30, 2013

5(d) of the Securities Act nor have any research reports about us been published or distributed in reliance on Section 2(a)(3) of the Securities Act. We acknowledge, however, our obligations to provide these materials to the Staff and will supplementally provide them should any such materials be prepared.

2.	Please provide us with copies of any graphics, maps, photographs, and related captions or other artwork including logos that you intend to use in the prospectus. Such graphics and pictorial representations should not be included in any preliminary prospectus distributed to prospective investors prior to our review.

Response: Prior to first use, we will provide the Staff with supplemental copies of any additional graphics, maps, photographs, and related captions or other artwork that we intend to use in the prospectus. As filed on October 17, 2012, the Company’s prospectus front and back cover pages and page B-1 of the Company’s Form of Subscription Agreement included the Company’s logo. This is the only graphic the Company has prepared to date. We will provide any additional graphics as they become available.

3.	Please provide us with support for all quantitative and qualitative business and industry data used in the registration statement. As an example only, on page 3 you discuss how current apartment inventory is in disrepair and that new construction is at “historically” low levels. Please also provide copies of market research culled from Standard and Poor’s, Real Capital Analytics, Trepp, Richard Florida and David Brooks. Please highlight the specific portions that you are relying upon in such materials so that we can reference them easily. Please note that the requested information should be filed as EDGAR correspondence or, alternatively, should be sent in paper form accompanied by a cover letter indicating that the material is being provided pursuant to Securities Act Rule 418 and that such material should be returned to the registrant upon completion of the staff review process.

Response: Please see the attached supplemental submission including those materials publicly available and cited in the prospectus.

4.	We note on page 206 that you intend to utilize sales materials, please submit such materials proposed to be transmitted to prospective investors, orally or in writing. Please be aware that we will need time to review these materials. In addition, note that sales materials must set forth a balanced presentation of the risks and rewards to investors and should not contain any material information or disclosure regarding the offering that is not derived from or disclosed in the prospectus.

Response: To date, we have not prepared any sales materials. We acknowledge our obligations to file supplemental sales literature prior to first use and to ensure that the sales literature sets forth a balanced presentation of the risks and rewards to investors and does not contain any material information or disclosure regarding the offering that is not derived from or disclosed in the prospectus.

5.	We note your reference on the cover page and analysis on page 35 regarding why you believe your planned investment activities will permit you and your subsidiaries to maintain an exemption from registration under the Investment Company Act of 1940. Please provide us with a detailed analysis of the exemption that you and your subsidiaries intend to rely on and how your investment strategy will support that exemption. Please note that we will refer your response to the Division of Investment Management for further review.

Response: Please note that we include a more detailed discussion of investment limitations related the Investment Company Act of 1940 on pages 124-127of the prospectus that reflects the following detailed analysis with respect to our investment activities and the exemptions available to us under Investment Company Act of 1940.

Mr. Jerard Gibson

September 30, 2013

Neither we nor any of our subsidiaries intend to register as investment companies under the Investment Company Act. Under the relevant provisions of Section 3(a)(1) of the Investment Company Act, an investment company is any issuer that:

•	is or holds itself out as being engaged primarily, or proposes to engage primarily, in the business of investing, reinvesting or trading in securities (the “primarily engaged test”); or

•	is engaged or proposes to engage in the business of investing, reinvesting, owning, holding or trading in securities and owns or proposes to acquire “investment securities” having a value exceeding 40% of the value of such issuer’s total assets on an unconsolidated basis (the “40% test”). “Investment securities” excludes U.S. government securities and securities of majority-owned subsidiaries that are not themselves investment companies and are not relying on the exception from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) (relating to private investment companies).

We believe that neither we nor our Operating Partnership will meet either of the tests above. With respect to the 40% test, we expect that all of the entities through which we and our Operating Partnership will own our assets will be wholly owned subsidiaries that will not themselves be investment companies and will not rely on the exceptions from the definition of investment company under Section 3(c)(1) or Section 3(c)(7).

With respect to the primarily engaged test, we and our Operating Partnership are holding companies. Through the majority-owned subsidiaries of our Operating Partnership, we and our Operating Partnership will be primarily engaged in the non-investment company businesses of these subsidiaries.

We believe that most of the subsidiaries of our Operating Partnership will be able rely on Section 3(c)(5)(C) of the Investment Company Act for an exception from the definition of an investment company. (Any other subsidiaries of our Operating Partnership should be able to rely on the exceptions for private investment companies pursuant to Section 3(c)(1) and Section 3(c)(7) of the Investment Company Act.) As reflected in no-action letters, the SEC staff’s position on Section 3(c)(5)(C) generally requires that an issuer maintain at least 55% of its assets in “mortgages and other liens on and interests in real estate,” or qualifying assets; at least 80% of its assets in qualifying assets plus real estate-related assets; and no more than 20% of the value of its assets in other than qualifying assets and real estate-related assets, which we refer to as miscellaneous assets. To constitute a qualifying asset under this 55% requirement, a real estate interest must meet various criteria based on no-action letters.

If, however, the value of the subsidiaries of our Operating Partnership that must rely on Section 3(c)(1) or Section 3(c)(7) is greater than 40% of the value of the assets of our Operating Partnership, then we and our Operating Partnership may seek to rely on the exception from registration under Section 3(c)(6) if we and our Operating Partnership are “primarily engaged,” through majority-owned subsidiaries, in the business of purchasing or otherwise acquiring mortgages and other interests in real estate. The SEC staff has issued little interpretive guidance with respect to Section 3(c)(6); however, it is our view that we and our Operating Partnership may rely on Section 3(c)(6) if 55% of the assets of our Operating Partnership consist of, and at least 55% of the income of our Operating Partnership is derived from, majority-owned subsidiaries that rely on Section 3(c)(5)(C).

Regardless of whether we and our Operating Partnership must rely on Section 3(c)(6) to avoid registration as an investment company, we expect to limit the investments that we make, directly or indirectly, in assets that are not qualifying assets and in assets that are not real estate-related assets. We discuss below how we will treat our potential investments and our interests in the subsidiaries of our Operating Partnership that own them under the Investment Company Act.

Mr. Jerard Gibson

September 30, 2013

Real Property

We will treat an investment in real property as a qualifying asset.

Mortgage Loans

We will treat a first mortgage loan as a qualifying asset provided that the loan is fully secured, i.e., the value of the real estate securing the loan is greater than or equal to the value of the note evidencing the loan. If the loan is not fully secured, the entire value of the loan will be classified as a real estate-related asset if 55% of the fair market value of the loan is secured by real estate. We will treat mortgage loans that are junior to a mortgage owned by another lender (“Second Mortgages”) as qualifying assets if the real property fully secures the Second Mortgage.

Participations

A participation interest in a loan will be treated as a qualifying asset only if the interest is a participation in a mortgage loan, such as an A-Note or a B-Note, that meets the criteria recently set forth in an SEC no-action letter, that is:

•	the note is a participation interest in a mortgage loan that is fully secured by real property;

•	our subsidiary as note holder has the right to receive its proportionate share of the interest and the principal payments made on the mortgage loan by the borrower, and our subsidiary’s returns on the note are based on such payments;

•	our subsidiary invests in the note only after performing the same type of due diligence and credit underwriting procedures that it would perform if it were underwriting the underlying mortgage loan;

•	our subsidiary as note holder has approval rights in connection with any material decisions pertaining to the administration and servicing of the mortgage loan and with respect to any material modification to the mortgage loan agreements; and

•	in the event that the mortgage loan becomes non-performing, our subsidiary as note holder has effective control over the remedies relating to the enforcement of the mortgage loan, including ultimate control of the foreclosure process, by having the right to: (a) appoint the special servicer to manage the resolution of the loan; (b) advise, direct or approve the actions of the special servicer; (c) terminate the special servicer at any time without cause; (d) cure the default so that the mortgage loan is no longer non-performing; and (e) with respect to a junior note, purchase the senior note at par plus accrued interest, thereby acquiring the entire mortgage loan.

If these conditions are not met, we will treat the note as a real estate-related asset.

Mezzanine Loans

We intend for a portion of our investments to consist of real estate loans secured by 100% of the equity securities of a special purpose entity that owns real estate (“Tier One Mezzanine Loans”). We will treat our Tier One Mezzanine Loans as qualifying assets when our subsidiary’s investment in the loan meets the criteria set forth in an SEC no-action letter, that is:

Mr. Jerard Gibson

September 30, 2013

•	the loan is made specifically and exclusively for the financing of real estate;

•	the loan is underwritten based on the same considerations as a second mortgage and after our subsidiary performs a hands-on analysis of the property being financed;

•	our subsidiary as lender exercises ongoing control rights over the management of the underlying property;

•	our subsidiary as lender has the right to readily cure defaults or purchase the mortgage loan in the event of a default on the mortgage loan;

•	the true measure of the collateral securing the loan is the property being financed and any incidental assets related to the ownership of the property; and

•	our subsidiary as lender has the right to foreclose on the collateral and through its ownership of the property owning entity become the owner of the underlying property.

Convertible Mortgages

A convertible mortgage is a mortgage loan coupled with an option to purchase the underlying real estate. Although the SEC staff has not taken a position with respect to convertible mortgages, we intend to treat a convertible mortgage as two assets: a mortgage and an option. We will value the mortgage as though the option did not exist and treat it as either a qualifying asset or a real estate-related asset according to the positions set forth above. We will assign the option an independent value and treat the option as a real estate-related asset.

Fund-Level or Corporate-Level Debt

If one of our subsidiaries provides financing to an entity that is primarily engaged in the real estate business, we intend to treat such loan as a miscellaneous asset in the absence of guidance from the SEC’s Division of Investment Management (whether formal or informal) that such loans may be treated as real estate-related assets depending on the nature of the business and assets of the borrower.

Other Real Estate-Related Loans

We will treat the other real estate-related loans described in this prospectus, i.e., bridge loans, wraparound mortgage loans, construction loans, pre-development loans, land loans, investments in distressed debt and loans on leasehold interests, as qualifying assets if such loans are fully secured by real estate. With respect to construction loans, we will treat only the amount outstanding at any given time as a qualifying asset if the value of the property securing the loan at that time exceeds the outstanding loan amount plus any amounts owed on loans senior or equal in priority to our construction loan.

Joint Venture Interests

When measuring Section 3(c)(6) and Section 3(c)(5)(C) compliance, we will calculate asset values on an unconsolidated basis, which means that when assets are held through another entity, we will treat the value of our interest in the entity as follows:

1.	If we own less than a majority of the voting securities of the entity, then we will treat the value of our interest in the entity as real estate-related assets if the entity engages in the real estate business, such as a REIT relying on Section 3(c)(5)(C), and otherwise as miscellaneous assets.

Mr. Jerard Gibson

September 30, 2013

2.	If we own a majority of the voting securities of the entity, then we will allocate the value of our interest in the entity among qualifying assets, real estate-related assets and miscellaneous assets in proportion to the entity’s ownership of qualifying assets, real estate-related assets and miscellaneous assets.

3.	If we are the general partner or managing member of an entity, then (i) we will treat the value of our interest in the entity as in item 2 above if we are actively involved in the management and operation of the venture and our consent is required for all major decisions affecting the venture and (ii) we will treat the value of our interest in the entity as in item 1 above if we are not actively involved in the management and operation of the venture or our consent is not required for all major decisions affecting the venture.

6.	Please revise to clarify, if true, that your sponsor is your sole promoter. Refer to Item 11(d) of Form S-11.

Response: We have revised the introduction to the prospectus summary to clarify that Resource Real Estate, Inc. is our sole sponsor.

7.	We note your disclosure in the filing regarding the potentially dilutive effects of the convertible stock that will be issued to your advisor prior to the commencement of the offering. Please provide dilution disclosure as required by Item 506 of Regulation S-K or tell us why you believe it is not required. Refer also to Item 5 of Form S-11.

Response: The convertible stock to be issued to the advisor is structured to serve as the advisor’s back-end incentive fee. The convertible stock is thus dilutive to investors to the extent that the fees and expenses paid to the advisor dilute investors’ interest. The disclosures contemplated by Item 506 of Regulation S-K relate to dilution that results from a disparity between the public offering price of the shares of common stock and the price at which the shares are “purchased” by the promoters or affiliated persons. The convertible stock owned by the advisor will convert into a number of shares of common stock equal to the incentive fee that would otherwise be owed to the advisor in cash once investors have received a return of capital plus an agreed upon return. The convertible stock is thus not dilutive to current investors because of a price differential. We therefore submit that Item 506 of Regulation S-K is inapplicable. In addition, we have revised our disclosures regarding the dilutive effect of the convertible stock to make it clear that the convertible stock is not dilutive to other investors in the offering due to a discount at which common stock is acquired upon conversion of the convertible stock.

Prospectus Cover Page

8.	Please ensure that your cover page does not exceed one page in length as required by Item 501(b) or Regulation S-K. Consider removing information that is not required or key to an investment decision.

Response: We have revised the cover page and generally tried to limit the cover page to the information required by Item 501(b) of Regulation S-K and Industry Guide 5 as well as information that has been requested by various state securities examiners in connection with their review of our Registration Statement on Form S-11. In addition, prior to printing and distributing the prospectus, the cover page may be type set if necessary to ensure it does not exceed one page in length.

9.	Please include a risk factor on the cover page that there is no guarantee of a liquidity event. Please also include this risk factor in your summary discussion on page 4.

Response: We have revised the cover page and the summary risk factors to disclose that a liquidity event is not guaranteed.

Mr. Jerard Gibson

September 30, 2013

What are the fees that you will pay to the advisor and its affiliates?, page 13

10.	Please explain why the acquisition fees disclosed on page 69 for your minimum offering differ from the acquisition fees for the minimum offering in this section.

Response: The amounts in the estimated use of proceeds table were calculated excluding any debt proceeds. This is noted in footnote two to the table. Footnote two additionally discloses the potential amount of acquisition fees at the maximum offering if debt financing is equal to 35% and 70% of the cost of our real estate investments which is the Company’s current policy with respect to leverage. These amounts, which assume certain levels of debt financing, are the same as the amounts disclosed in the management compensation table. In order to clarify the disclosure, we have revised the management compensation table to also disclose acquisition fees excluding debt proceeds at the minimum and maximum offering amounts as disclosed in the estimated use of proceeds table.

Risk Factors

General

11.	Please review your risk factors and eliminate those generic risks which are not applicable to your business prospects and investment strategy. For instance, we note that you have included risk factor disclosure relevant to industrial, healthcare, hotel and hospitality properties, which appears beyond the scope of your targeted real estate sectors. Alternatively, please revise such generic risk factors to demonstrate risks specific to your business.

Response: We have reviewed and revised our risk factor disclosure as requested. Please note, however, that we have retained the limited risk factors related to industrial, healthcare, hotel and hospitality properties because, although we intend to focus our investments in the multifamily sector, as an opportunity style fund, our investment strategy is not to forego an attractive investment because it does not fit within our targeted asset class or portfolio composition. These investments may be in the industrial, healthcare, hotel and hospitality sectors; therefore, we have retained the risk factors related to these types of properties.

The value of a share of our common stock may be diluted if we pay a stock distribution, page 28

12.	Please supplement your disclosure in this risk factor caption and narrative to also discuss the potentially dilutive impact of cash distributions paid in excess of earnings.

Response: We have revised the risk factor disclosure in the preceding risk factor that discusses the potential effects of distributions paid in excess of cash flow from operations and similar narrative disclosure to discuss the potentially dilutive impact of cash distributions paid in excess of earnings.

Risks Related to Conflicts of Interest, page 31

13.	Please add a risk factor in this section to highlight and discuss your advisor’s ability to assign certain of its responsibilities under the advisory agreement, consistent with your disclosure on page 78.

Response: We have added a risk factor to discuss the advisor’s ability to assign the advisory agreement to an affiliate.

Mr. Jerard Gibson

September 30, 2013

Management, page 71

14.	We note your disclosure that the convertible stock is economically similar to a back-end incentive fee. Your disclosure on the calculation of the conversion amount is difficult to follow. Please revise. Consider providing a numerical example.

Response: In the more detailed discussion of the convertible stock under the heading “Description of Shares – Convertible Stock” we have provided a numerical example demonstrating how the conversion will be calculated as suggested. Please note, we have not repeated this discussion in the “Management” section of the prospectus as discussed in this comment, rather we have provided a cross-reference to the “Description of Shares – Convertible Stock” section of the prospectus in order to avoid duplicating the lengthy example.

15.	Please also expand your risk factor disclosure to explain the difficultly in terminating your advisor given that the advisor will still be entitled to the convertible stock which is economically similar to a back-end incentive fee.

Response: We respectfully submit that the advisor’s ownership of the convertible stock does not make the termination of the advisor any more difficult than that of competitor non-traded REITs whose advisory agreements provide for payment of a termination fee upon termination of the advisory agreement. The convertible stock (similar to other termination fees) is structured to compensate the advisor for value added to the Company and its portfolio during the period of time in which the Company was advised by the advisor. Thus, the ownership of the convertible stock only ensures that the advisor receives any incentive compensation which it has earned based on the returns generated for the Company’s investors.

16.	Please also describe any termination fees that may be payable to your advisor, the property manager or the dealer manager or any of their affiliates.

Response: Neither the advisor, the dealer manager, nor the property manager nor any of their affiliates are entitled to any fees specifically related the termination of their respective agreements with the Company. The advisor’s convertible stock may be convertible into shares of common stock if certain return thresholds for investors have been met, but this conversion is related to the advisor’s service to the Company and is not a termination fee.

Management Compensation, page 84

17.	We note your disclosure on page 87 that you will reimburse the expenses incurred by your advisor, including your allocable share of costs for advisor personnel and overhead, including allocable personnel salaries and other employment expenses. Please specifically disclose whether you will reimburse your advisor or any of its affiliates for the salaries and benefits to be paid to your named executive officers. In addition, in future filings that require Item 402 or Item 404 of Regulation S-K disclosure, please disclose the amount of fees paid to the advisor and its affiliates, break out the amounts paid pursuant to the acquisition fees, management fee and the reimbursement provision, and within reimbursements specify any amounts reimbursed for salaries or benefits of a named executive officer.

Response: As indicated under “other operating expenses” in the management compensation table, we may reimburse our allocable share of personnel salaries and other employment expenses. These operating expenses do not include reimbursements for the salaries and benefits to be paid to executive officers. Rather, we include in other organization and offering expenses, expenses related to the portion of our executive officers’ salaries and benefits allocated to providing services to us related to our initial public offering. As disclosed, organization and offering expenses (other than selling commissions and the dealer manager fee) are limited to 2.5% of our gross offering proceeds.

Mr. Jerard Gibson

September 30, 2013

When reimbursing our advisor for organization and offering expenses, subject to the limitation on such expenses described above, we will first reimburse all costs incurred to third-parties; once all third-party costs have been reimbursed, we will then reimburse our advisor for personnel expenses, including expenses related to our allocable portion of the salaries of our executive officers incurred as of the date of reimbursement. At such time as we reimburse these salaries we will disclose the amounts reimbursed for salaries and benefits of a named executive officer. In addition, in future filings subject to Item 402 or 404 of Regulation S-K disclosure, we will break out the amounts paid pursuant to acquisition fees, management fees and the reimbursement provision.

Our Affiliates’ Interests in Other Resource Real Estate Programs, page 91

18.	For each of the programs listed in this section, revise to clarify the status of operations, including an expanded discussion of which programs are still purchasing properties that may compete with you so that investors can place in context the risk that your advisor’s competing interest could have on your operations.

Response: We have made the requested revision.

Investment Objectives and Policies, page 102

General

19.	Please include a specific statement as to whether or not it is the company’s policy to acquire assets primarily for possible capital gain or primarily for income. See Instruction 5 to Item 13(a) of Form S-11.

Response: We have added the following disclosure to page 105 of the prospectus, “Our investment objectives are to facilitate capital appreciation, generate cash available for distribution, and provide attractive total returns to our stockholders.”

Experience Buying, Improving and Selling Discounted Real Estate Related Debt, page 108

20.	Please add prominent disclosure to this section that describes that these dispositions are not indicative of the performance of your prior programs, that your prior programs have experienced adverse business developments and that investors should refer to your relevant prior performance disclosure. Alternatively, consider removing this disclosure.

Response: We have made the requested revision.

Plan of Operation

Liquidity and Capital Resources, page 127

21.	We note that you will reimburse your advisor for expenses incurred in connection with your organization and offering. Please disclose the amount of reimbursable costs incurred to date. Also, please disclose your accounting policy for organization and offering costs.

Response: The Company reimburses the advisor for organization and offering expenses (excluding selling commissions and the dealer manager fee) in an amount up to 2.5 % of gross offering proceeds raised in its initial public offering. However, no organization and offering expenses are reimbursable to the advisor until the Company has raised the minimum offering amount of $2,000,000 in gross offering proceeds. We have made this clarification in the prospectus. We have also revised the notes to the Company’s financial statements to disclose its accounting policy for organization and offering costs.

Mr. Jerard Gibson

September 30, 2013

Distributions, page 128

22.	We note from page 28 in the risk factors section that you intend to fund distributions once your board determines that you possess sufficient cash flow; however, you also reserve the right to fund distributions from sources other than cash flow from operations. Please revise the third paragraph in this section to affirmatively state whether you intend to fund your initial distributions from sources other than cash flow from operations and earnings.

Response: We have revised the risk factor noted to indicate our expectation that early distributions will be funded from sources other than cash flow from operations. In addition, we have revised the section noted as well as the bullet point summary risk factors to make this expectation clear. Please note that we have retained the use of “expect” as distributions are not guaranteed and will be made in the sole discretion of the board at some point in the future.

Adverse Business Developments or Conditions, page 145

23.	We note your disclosure in this section regarding increased vacancy rates for multifamily property owners during the recession. Please revise to discuss how the vacancy rates for your prior programs were impacted.

Response: We have made the requested revision.

Federal Income Tax Considerations, page 147

24.	We note your statement that DLA Piper LLP (US) is rendering an opinion that you are organized in conformity with the requirements for qualification and taxation as a REIT. Please revise your disclosure prior to effectiveness to reflect that counsel has rendered such opinion.

Response: We acknowledge the above request and will revise the disclosure prior to effectiveness to reflect that such opinion has been rendered.

Share Redemption Program, page 188

25.	Please be advised that you are responsible for analyzing the applicability of the tender offer rules, including Rule 13e-4 and Regulation 14E, to your share repurchase program. We urge you to consider all the elements of your share repurchase program in determining whether the program is consistent with relief granted by the Division of Corporation Finance in prior no action letters. See, for example, T REIT Inc. (Letter dated June 4, 2001) and Wells Real Estate Investment Trust II, Inc. (Letter dated December 3, 2003). To the extent you have questions as to whether the program is entirely consistent with the relief previously granted by the Division of Corporation Finance, you may contact the Division’s Office of Mergers and Acquisitions.

Response: The Company understands that it is responsible for analyzing the applicability of the tender offer rules and the availability of any exemption. We have considered applicable SEC Division of Corporation Finance no-action letters. Based upon an analysis of Rule 13e-4 and Regulation 14E, the no –action letters cited above and the terms of the Company’s plan, we believe that the Company’s program is consistent with the relief granted by the Staff in the above-referenced no-action letters.

26.

We note that you may conduct the share repurchase program during the offering period of the shares being registered under this registration statement. Please be advised that you are responsible for analyzing the applicability of Regulation M to your share repurchase program. We urge you to consider all the elements of your share repurchase program in

Mr. Jerard Gibson

September 30, 2013

determining whether the program is consistent with the class relief granted by the Division of Market Regulation in the class exemptive letter granted Alston & Bird LLP dated October 22, 2007. To the extent you have questions as to whether the program is entirely consistent with that class exemption you may contact the Division of Market Regulation.

Response: The Company understands that it is responsible for analyzing the applicability of Regulation M to its share repurchase program. We have considered the SEC’s no-action letter, Alston & Bird (dated October 22, 2007), where the Staff granted relief to non-traded REITs that purchase shares of their common stock under an established share repurchase program while engage4d in a distribution if certain conditions are met. We have considered the elements of the Company’s proposed share repurchase program and believe they are consistent with the class relief granted by the Division of Market Regulation.

Consolidated Balance Sheet, page F-3

27.	We note that you have authorized 50,000 shares of convertible stock and that you plan to issue these shares to your advisor. Please tell us how you intend to account for the shares upon issuance and going forward from a balance sheet perspective as well as an income statement/compensation perspective. Specifically, tell us the guidance you relied upon to determine your accounting treatment.

Response: The Company will account for the 50,000 shares of convertible stock on the cost basis until the occurrence of either (A) the Company making total distributions on the then outstanding shares of its common stock equal to the issue price of those shares (that is, the price paid for those shares) plus an 8% cumulative, non-compounded, annual return on the issue price of those outstanding shares; or (B) the listing of the shares of common stock for trading on a national securities exchange. At such time, each outstanding share of convertible stock will convert into a calculated number of shares of common stock, as described in the prospectus. This conversion will be treated as a non-taxable transaction. The GAAP basis of the convertible stock will be transferred to the common stock. In arriving at this accounting treatment, we relied on FASB Accounting Standards Codification 320.

Appendix A – Prior Performance Tables

28.	Please tell us how you determined which programs have similar investment objectives.

Response: The Company considered those programs which invested in at least one type of commercial real estate to be invested in by the Company to have similar investment objectives.

Table I (Unaudited) – Experience in Raising and Investing Funds, A-2

29.	Please revise the “Dollar amount raised” to reflect a percentage amount of 100%. Please also revise the remaining line items in the table to express all other amounts as percentages of the amount raised, including amounts captured by the “total acquisition cost” line item.

Response: The current prospectus omits Table I from the prior performance tables presented in this filing because none of the sponsor’s prior real estate programs closed prior to January 1, 2010.

Table I (On A Percentage Basis) – Experience in Raising and Investing Funds, page A-3

30.	Please explain your basis for inclusion of the table disclosure for Resource Capital Corp., considering that the referenced offering closed in February 2006, which appears outside of the 3 year window highlighted in Instruction 1 to Table I of Guide 5.

Response: Please see our response to comment 29 above.

Mr. Jerard Gibson

September 30, 2013

Table II (Unaudited) – Compensation to Sponsor, page A-4

31.	Please explain what you mean by your assertion that the programs represented here have “somewhat” similar investment objectives as yours. Please reconcile this disclosure with the narrative preceding the tables. We may have further comment. Please provide a similar explanation for the lead-in language to Table V, if applicable.

Response: The Company has revised this disclosure to indicate that the programs have “similar” investment objectives to the Company as opposed to “somewhat similar” objectives. As indicated in the narrative summary preceding the tables, each of the prior real estate programs presented is considered to have investment objectives similar to the Company because each invested in at least one type of commercial real estate in which the Company intends to invest. Most of the prior programs invested in stabilized, income-producing multifamily rental properties and held the properties for a longer period than the Company intends to hold its investments, however. In addition, Resource Real Estate Opportunity Fund, L.P. invested in distressed debt and multifamily properties owned by financial institutions. The investment objectives for all the programs are thus not identical; however, they are similar because the overlap in asset class and investment type.

Table III (Unaudited) Annual Operating Results of Prior Real Estate Programs, pages A-8 through A-12

32.	You disclose on page A-7 that all private programs are presented on an income tax basis; however, all of the tables indicate that net income is presented on a GAAP basis. Please clarify if any of the tables include results on an income tax basis and revise your disclosure in the tables, as necessary, to indicate the basis presented.

Response: Table III has been rewritten to remove all references to income tax basis. Please note that the only items presented on an income tax basis were the rows labeled “Taxable Income,” and “Tax and Distribution Data Per $1,000 Invested.” Please note that the tax-related data previously included in Table III has been removed in accordance with the recent guidance included in CF Disclosure Guidance: Topic No. 6.

33.	Please explain to us why Investment Management Fees are added to cash generated from operations, sales and refinancing to ultimately arrive at cash generated (deficiency) after cash distributions.

Response: The investment management fees have been added back to cash generated from operations, sales and refinancing to ultimately arrive at cash generated (deficiency) after cash distributions because these fees are deferred fees that are payable to the general partner and are therefore accrued for GAAP, but they are not paid and are therefore available to fund distributions. This is disclosed in footnote 1 to Tale III.

Item 37. Undertakings, page II-4

34.	Please revise the last sentence in undertaking (f) in this section to clarify that your post-effective amendments will include audited financial statements, consistent with the format prescribed by Rule 3-14 of Regulation S-X, that have been filed or should have been filed on Form 8-K for all significant property acquisitions that have been consummated. As currently drafted, it is unclear how you are limiting such disclosures by reference to Items 2.01 and 9.01 of Form 8-K.

Response: We have revised the undertaking as requested.

***************

Mr. Jerard Gibson

September 30, 2013

Very truly yours,

DLA Piper LLP (US)

/s/ Laura K. Sirianni
Laura K. Sirianni

Enclosure

cc:	Alan F. Feldman